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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                 April 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Metropolitan Life Separate Account UL
          File No. 033-47927 (Equity Advantage VUL and UL II)
          Rule 497(j) Certification
          -------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 22 for the Account filed electronically with the Commission on April 18, 2008.

     If you have any questions, please contact me at (617) 578-2710.

                                                Sincerely,


                                                /s/ Gina C. Sandonato
                                                --------------------------------
                                                Gina C. Sandonato, Esq.
                                                Senior Counsel